FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Carrying amount
Amounts due to banks		$ 12,410	$ 18,822	$ 6,570
Payables from securities financing transactions		12,019	12,867	7,778
Cash collateral payables on derivative instruments		36,882	45,649	31,415
Customer deposits		474,254	465,946	448,284
Debt issued measured at amortized cost	[1]	126,744	115,432	110,497
Other financial liabilities measured at amortized cost		9,699	9,934	9,712
Fair Value
Financial liabilities measured at fair value	[2]	323,721	361,707	291,452
Not measured at fair value
Carrying amount
Amounts due to banks		12,400	18,800	6,600
Payables from securities financing transactions		12,000	12,900	7,800
Cash collateral payables on derivative instruments		36,900	45,600	31,400
Customer deposits		474,300	465,900	448,300
Debt issued measured at amortized cost		126,700	115,400	110,500
Other financial liabilities measured at amortized cost	[3]	5,800	6,100	5,800
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		12,400	18,800	6,600
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		12,000	12,900	7,800
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		36,900	45,600	31,400
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		474,400	466,100	448,400
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		127,800	113,000	113,600
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[3]	$ 5,800	$ 6,100	$ 5,700

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[3]	Excludes lease liabilities.